CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2020	$ 1,054	$ 293,144	$ (280,334)	$ 13,864
Share-based compensation to employees and service providers			6,146	6,146
Issuance of ordinary shares and warrants, net of expenses	243	57,971		58,214
Exercise of options into ordinary shares	14	3,327		3,341
Comprehensive loss			(51,984)	(51,984)
Balance at end of period at Jun. 30, 2021	1,311	354,442	(326,172)	29,581
Balance at beginning of period at Mar. 31, 2021	1,309	354,057	(302,325)	53,041
Share-based compensation to employees and service providers			5,274	5,274
Issuance of ordinary shares and warrants, net of expenses	1	272		273
Exercise of options into ordinary shares	1	113		114
Comprehensive loss			(29,121)	(29,121)
Balance at end of period at Jun. 30, 2021	1,311	354,442	(326,172)	29,581
Balance at beginning of period at Dec. 31, 2021	1,495	375,246	(367,866)	8,875
Share-based compensation to employees and service providers			2,924	2,924
Issuance of ordinary shares and warrants, net of expenses	332	8,168		8,500
Comprehensive loss			(32,239)	(32,239)
Balance at end of period at Jun. 30, 2022	1,827	383,414	(397,181)	(11,940)
Balance at beginning of period at Mar. 31, 2022	1,506	375,948	(386,088)	(8,634)
Share-based compensation to employees and service providers			618	618
Issuance of ordinary shares and warrants, net of expenses	321	7,466		7,787
Comprehensive loss			(11,711)	(11,711)
Balance at end of period at Jun. 30, 2022	$ 1,827	$ 383,414	$ (397,181)	$ (11,940)